Balance Sheets (Unaudited) - USD ($)	Mar. 31, 2017	Dec. 31, 2016
Current Assets
Cash	$ 24,499	$ 2,745
Total Current Assets	24,499	2,745
Property and Equipment, net (note 3)	292,915
Total Assets	317,414	2,745
Current Liabilities
Due to a related party (note 4)	50,582	5,652
Current Liabilities	50,582	5,652
Stockholders' Equity
Common stock, $0.0001 par value; 500,000,000 shares authorized, 20,278,400 and 17,213,500 shares issued and outstanding, as of March 31, 2017 and December 31, 2016, respectively	2,028	1,721
Additional paid in capital	290,313	342
Subscription receivable	(1)	(300)
Accumulated deficit	(25,508)	(4,670)
Total Stockholders’ Equity (deficit)	266,832	(2,907)
Total Liabilities and Stockholders’ Equity (deficit)	$ 317,414	$ 2,745